Trade receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts, Notes, Loans and Financing Receivable
Total	¥ 120,541	$ 18,916	¥ 115,549
Within 3 months
Accounts, Notes, Loans and Financing Receivable
Total	16,462		10,429
Between 3 months and 6 months
Accounts, Notes, Loans and Financing Receivable
Total	890		18,914
Between 6 months and 1 year
Accounts, Notes, Loans and Financing Receivable
Total			77,903
More than 1 year
Accounts, Notes, Loans and Financing Receivable
Total	¥ 103,189		¥ 8,303